EMPLOYEE POST-RETIREMENT BENEFITS (Details 3) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee post-retirement benefits
Fair value of plan assets	1,857	1,685
Percentage of Total Portfolio	100.00%	100.00%
Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	757	675
Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	1,081	990
Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	19	20
Cash and cash equivalents
Employee post-retirement benefits
Fair value of plan assets	17	25
Percentage of Total Portfolio	1.00%	1.00%
Cash and cash equivalents | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	17	25
Equity Securities | Canadian
Employee post-retirement benefits
Fair value of plan assets	513	469
Percentage of Total Portfolio	28.00%	28.00%
Equity Securities | U.S.
Employee post-retirement benefits
Fair value of plan assets	347	306
Percentage of Total Portfolio	19.00%	18.00%
Equity Securities | International
Employee post-retirement benefits
Fair value of plan assets	294	256
Percentage of Total Portfolio	16.00%	15.00%
Equity Securities | Global
Employee post-retirement benefits
Fair value of plan assets	13
Equity Securities | Quoted Prices in Active Markets (Level I) | Canadian
Employee post-retirement benefits
Fair value of plan assets	400	374
Equity Securities | Quoted Prices in Active Markets (Level I) | U.S.
Employee post-retirement benefits
Fair value of plan assets	309	251
Equity Securities | Quoted Prices in Active Markets (Level I) | International
Employee post-retirement benefits
Fair value of plan assets	31	25
Equity Securities | Significant Other Observable Inputs (Level II) | Canadian
Employee post-retirement benefits
Fair value of plan assets	113	95
Equity Securities | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	38	55
Equity Securities | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	263	231
Equity Securities | Significant Other Observable Inputs (Level II) | Global
Employee post-retirement benefits
Fair value of plan assets	13
Federal | Canadian
Employee post-retirement benefits
Fair value of plan assets	314	303
Percentage of Total Portfolio	17.00%	18.00%
Federal | Significant Other Observable Inputs (Level II) | Canadian
Employee post-retirement benefits
Fair value of plan assets	314	303
Provincial | Canadian
Employee post-retirement benefits
Fair value of plan assets	161	158
Percentage of Total Portfolio	9.00%	9.00%
Provincial | Significant Other Observable Inputs (Level II) | Canadian
Employee post-retirement benefits
Fair value of plan assets	161	158
Municipal | Canadian
Employee post-retirement benefits
Fair value of plan assets	5	4
Municipal | Significant Other Observable Inputs (Level II) | Canadian
Employee post-retirement benefits
Fair value of plan assets	5	4
State | U.S.
Employee post-retirement benefits
Fair value of plan assets	33	29
Percentage of Total Portfolio	2.00%	2.00%
State | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	33	29
Corporate | Canadian
Employee post-retirement benefits
Fair value of plan assets	65	47
Percentage of Total Portfolio	4.00%	3.00%
Corporate | U.S.
Employee post-retirement benefits
Fair value of plan assets	45	29
Percentage of Total Portfolio	2.00%	2.00%
Corporate | International
Employee post-retirement benefits
Fair value of plan assets	9	9
Percentage of Total Portfolio		1.00%
Corporate | Significant Other Observable Inputs (Level II) | Canadian
Employee post-retirement benefits
Fair value of plan assets	65	47
Corporate | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	45	29
Corporate | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	9	9
Mortgage Backed | International
Employee post-retirement benefits
Fair value of plan assets	22	30
Percentage of Total Portfolio	1.00%	2.00%
Mortgage Backed | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	22	30
Other Investments: Private Equity Funds
Employee post-retirement benefits
Fair value of plan assets	19	20
Percentage of Total Portfolio	1.00%	1.00%
Other Investments: Private Equity Funds | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	19	20	21